Equipment, Right-of-Use asset and Process Plant	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment, Right-of-Use asset and Process Plant

4. Equipment, Right-of-Use asset and Process Plant

Equipment consists of the following:

	March 31,	December 31,
	2023	2022

Equipment	$980,575	$920,571
	980,575	920,571
Less accumulated depreciation	(414,059)	(369,367)
Equipment, net	$566,516	$551,204

The total depreciation expense relating to equipment during the three months ended March 31, 2023 and March 31, 2022 was $44,692 and $54,015, respectively.

Process Plant Purchase from Teck Resources Limited

On May 13, 2022, the Company completed purchase of a comprehensive package of equipment and parts inventory from Teck Resources Limited (“Teck”). The package comprises substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.

The purchase of the mill has been valued at:

-	Cash consideration given, comprised of $500,000 non-refundable deposit remitted on January 7, 2022 and $231,000 sales tax remitted on May 13, 2022, a total of $731,000 cash remitted.
-	Value of common shares issued on May 13, 2022 at the market price of that day, a value of $1,970,264.
-	Fair value of the warrants issued together with the inputs, as determined by a binomial model, resulted in a fair value of $1,273,032. See note 9.
-	As a result, the total value of the mill at the time of purchase was determined to be $3,974,296, including $341,004 of spare parts inventory.

The process plant was purchased in an assembled state in the seller’s location, and included major processing systems, significant components, and a large inventory of spare parts. The Company has disassembled and transported it to the Bunker Hill site, and will be reassembling it as an integral part of the Company’s future operations. The Company determined that the transaction should be accounted for as an asset acquisition, with the process plant representing a single asset, with the exception of the inventory of spare parts, which has been separated out and appears on the balance sheets as a non-current asset in accordance with a preliminary purchase price allocation. As the plant is demobilized, transported and reassembled, installation and other costs associated with these activities will be captured and capitalized as components of the asset.

Process plant consists of the following:

	March 31,	December 31,
	2023	2022

Plant purchase price less inventory	$3,633,292	$3,633,292
Demobilization	2,204,539	2,201,414
Site preparation costs	3,256,110	2,296,266
Pend Oreille plant asset, net	$9,093,941	$8,130,972

Ball Mill upgrade

On August 30, 2022, the Company entered into an agreement to purchase a ball mill from D’Angelo International LLC for $675,000. The purchase of the mill is to be made in three cash payments. The first two payments were made as follows:

$100,000 on September 15, 2022 as a non-refundable long-term deposit

$100,000 on October 13, 2022, as a refundable long-term deposit

As of March 31, 2023, the Company had not made the final payment of $475,000.

Right-of-use asset consists of the following:

	March 31,	December 31,
	2023	2022

Loader lease	114,920	-
Loader accumulated depreciation	(6,384)	-
Right-of-use asset, net	$108,536	$-

The total depreciation expense during the three months ended March 31, 2023 and March 31, 2022 was $6,384 and $24,442 (relating to an expired lease), respectively.

5. Equipment

Equipment consists of the following:

	December 31,	December 31,
	2022	2021

Equipment	$920,571	$603,972
	920,571	603,972
Less accumulated depreciation	(369,367)	(207,078)
Equipment, net	$551,204	$396,894

The total depreciation expense during the year ended December 31, 2022, was $162,290 (year ended December 31, 2021 - $133,526).

Process Plant Purchase from Teck Resources Limited

On May 13, 2022, the Company completed purchase of a comprehensive package of equipment and parts inventory from Teck Resources Limited (“Teck”). The package comprises substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.

The purchase of the mill has been valued at:

-	Cash consideration given, comprised of $500,000 non-refundable deposit remitted on January 7, 2022 and $231,000 sales tax remitted on May 13, 2022, a total of $731,000 cash remitted.
-	Value of common shares issued on May 13, 2022 at the market price of that day, a value of $1,970,264.
-	Fair value of the warrants issued together with the inputs, as determined by a binomial model, resulted in a fair value of $1,273,032. See note 10.
-	As a result, the total value of the mill purchase was determined to be $3,974,296.

The process plant was purchased in an assembled state in the seller’s location, and included major processing systems, significant components, and a large inventory of spare parts. The Company has disassembled and transported it to the Bunker Hill site, and will be reassembling it as an integral part of the Company’s future operations. The Company determined that the transaction should be accounted for as an asset acquisition, with the process plant representing a single asset, with the exception of the inventory of spare parts, which has been separated out and appears on the balance sheets as a current asset in accordance with a preliminary purchase price allocation. As the plant is demobilized, transported and reassembled, installation and other costs associated with these activities will be captured and capitalized as components of the asset.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

At December 31, 2022, the asset consists of the following:

December 31, 2022
Deposit paid	$500,000
Sales tax paid	231,000
Value of shares issued	1,970,264
Value of warrants issued	1,273,032
Total plant & inventory purchased	3,974,296
Site preparation costs	2,296,266
Demobilization	2,201,414
Less spare parts inventory	(341,004)
Pend Oreille plant asset, net	$8,130,972

Ball Mill upgrade

On August 30, 2022, the Company entered into an agreement to purchase a ball mill from D’Angelo International LLC for $675,000. The purchase of the mill is to be made in three cash payments. The first two payments were made as follows:

$100,000 on September 15, 2022 as a non-refundable long-term deposit

$100,000 on October 13, 2022, as a refundable long-term deposit

As of December 31, 2022, the Company had not made the final payment of $475,000.